Schedule of total remuneration and benefits paid to professionals (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salary and profit sharing		R$ 61,088	R$ 67,814	R$ 59,589
Short-term benefits	[1]	1,149	2,777	257
Private pension		1,189	1,323	893
Post-employment benefits				125
Termination benefits		2,118	8,417	16,275
Share-based payment		29,198	17,397	12,052
Total remuneration and benefits paid to professionals		R$ 94,742	R$ 97,728	R$ 89,191

[1]	Comprises: medical assistance, educational expenses and others.